Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings (deficit)	Total equity attributable to the Company	Non-controlling interest
Starting Balance (in shares) at Dec. 31, 2018		169,821,192
Increase (decrease) in Equity [Roll Forward]
Shares issued under ATM program (in shares)		1,146,900
Ending Balance (in shares) at Jun. 30, 2019		170,968,092
Starting Balance at Dec. 31, 2018		$ 169,821	$ 198,497	$ 1,090,376	$ 224	$ (295,118)		$ 417
Increase (decrease) in Equity [Roll Forward]
Shares issued under ATM program		1,147	8,169
Stock compensation expense			438
Gain attributable to change in non-controlling interest			(70)					(199)
Other comprehensive income	$ 70				70
Net income	41,116					41,113		3
Cash dividends				0		0
Ending Balance at Jun. 30, 2019	$ 1,214,888	$ 170,968	207,034	1,090,376	294	(254,005)	$ 1,214,667	221
Starting Balance (in shares) at Dec. 31, 2019	196,894,321	196,894,321
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)		798,000
Ending Balance (in shares) at Jun. 30, 2020	197,692,321	197,692,321
Starting Balance at Dec. 31, 2019	$ 1,510,208	$ 196,894	397,210	1,070,688	330	(155,146)		232
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options		798	5,027
Stock compensation expense			(216)
Gain attributable to change in non-controlling interest			0					0
Other comprehensive income	(36)				(36)
Net income	365,056					364,993		63
Cash dividends				(66,594)		(148,437)
Ending Balance at Jun. 30, 2020	$ 1,665,806	$ 197,692	$ 402,021	$ 1,004,094	$ 294	$ 61,410	$ 1,665,511	$ 295